Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Profit or loss [abstract]
Research and development expenses	$ 499	$ 1,645	$ 2,710
General and administrative expenses	1,550	2,139	4,371
Other expenses, net			160
Operating loss	2,049	3,784	7,241
Finance income	(210)	(525)	(828)
Finance expenses	475	3	121
Loss from continuing operations	2,314	3,262	6,534
Income (loss) from discontinued operations, net	207		2,415
Loss	2,521	3,262	8,949
Attributable to:
Equity holders of the Company (continuing operations)	2,314	3,262	6,534
Equity holders of the Company (discontinued operations)	315		1,989
Non-controlling interests	(108)		426
Total Attributable	$ 2,521	$ 3,262	$ 8,949
Basic and diluted net loss per share attributable to equity holders of the Company:
Loss from continuing operations	$ 0.02	$ 0.02	$ 0.05
Loss from discontinued operations	0.002		0.01
Basic earnings net loss per share	0.022	0.02	0.06
Basic and diluted net loss per ADS attributable to equity holders of the Company:
Loss from continuing operations	0.60	0.93	1.87
Loss from discontinued operations	0.08		0.57
Diluted earnings net loss per share	$ 0.68	$ 0.93	$ 2.44